IFRS 7 Disclosure - Market Risk - Summary of Market Risk VaR and Market Risk SVaR (Parenthetical) (Detail) - Market Risk [Member] - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	$ 59	$ 50
Market risk Stressed VaR	192	59
Weighted average [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	53	44
Market risk Stressed VaR	103	53
Weighted average [member] | Loan underwriting commitments risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	11	13
Market risk Stressed VaR	$ 36	$ 15